(Global Conservative Absolute Return Fund - Class C) | (Global Conservative Absolute Return Fund)
Investment objective
To seek long term absolute return.
Fees and expenses

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (Global Conservative Absolute Return Fund) (USD $)	Class C (Global Conservative Absolute Return Fund - Class C)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Global Conservative Absolute Return Fund)	Class C (Global Conservative Absolute Return Fund - Class C)
Management fee	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	18.39%
Total annual fund operating expenses	20.24%

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example (Global Conservative Absolute Return Fund) (USD $)	1 Year	3 Years
Class C (Global Conservative Absolute Return Fund - Class C)	1,955	4,798

Kept
Expense Example, No Redemption (Global Conservative Absolute Return Fund) (USD $)	1 Year	3 Years
Class C (Global Conservative Absolute Return Fund - Class C)	1,870	4,798

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of fixed-income, debt and money market securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in fixed-income, debt and money market securities of U.S. and foreign companies of various market capitalizations. The fund invests in fixed-income and debt securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high-yield below investment-grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors. The fund also may invest in money market funds.

The fund also invests extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to fixed-income and debt securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadvisor employs a global fixed-income strategy and seeks to achieve absolute return by delivering a diversified global portfolio that makes use of multiple strategies across bonds and currencies. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk-adjusted absolute return by investing in listed fixed-income and debt securities, and derivatives or other instruments, both for investment and hedging purposes and to take long and short positions in markets, currencies, securities and groups of securities. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadvisor manages the fund's investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund's strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts. Counterparty risk does not apply to exchange-traded futures.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization securities as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company securities can change more frequently and dramatically than those of large company securities. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.